Condensed Consolidating Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,401)	$ (1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	178	134
Non-Cash Expense (Income)	1,610	474
Depreciation, Depletion, Amortization and Accretion	11,157	9,802
Deferred Income Tax Expense (Benefit)	(2,108)	(1,108)
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense	0	503
Gain (Loss) on Sale of Assets and Equity Method Investments	(6)	170
Impairment Expense	66	11,063
Changes in operating assets and liabilities
Accounts Receivable	(4,089)	(2,984)
Inventory, Prepaid Expenses and Other Assets	21	(81)
Accounts Payable and Accrued Expenses	28,285	(3,746)
Other Assets and Liabilities	(9,990)	(2,286)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	34,934	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	0	0
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	73	1,224
Acquisitions of Undeveloped Acreage	(5,758)	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,787)	(34,025)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(66,440)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	(50,000)
Repayments of Loans and Other Notes Payable	(318)	(218)
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Exercise of Stock Options	166	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(829)	40,054
NET INCREASE (DECREASE) IN CASH	(32,335)	(5,536)
CASH-BEGINNING	43,975	11,796
CASH-ENDING	11,640	6,260
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(470)	4,787
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	178	134
Non-Cash Expense (Income)	2	(14)
Depreciation, Depletion, Amortization and Accretion	10,913	9,501
Deferred Income Tax Expense (Benefit)	(332)	3,394
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense		254
Gain (Loss) on Sale of Assets and Equity Method Investments	(10)	26
Impairment Expense	66	2,728
Changes in operating assets and liabilities
Accounts Receivable	32,828	35,499
Inventory, Prepaid Expenses and Other Assets	41	(92)
Accounts Payable and Accrued Expenses	21,213	(2,979)
Other Assets and Liabilities	(9,990)	(2,004)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	47,580
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	(2,837)
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	(60)	3
Acquisitions of Undeveloped Acreage	(5,756)	(16,843)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(33,933)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(53,463)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	(215)	(204)
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(215)	(204)
NET INCREASE (DECREASE) IN CASH	913	(6,087)
CASH-BEGINNING	4,227	11,337
CASH-ENDING	5,140	5,250
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	1,375	(4,952)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	8	(1)
Depreciation, Depletion, Amortization and Accretion	267	56
Deferred Income Tax Expense (Benefit)	614	(3,541)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		249
Gain (Loss) on Sale of Assets and Equity Method Investments	4	144
Impairment Expense	0	8,335
Changes in operating assets and liabilities
Accounts Receivable	(3,409)	577
Inventory, Prepaid Expenses and Other Assets	(29)	(2)
Accounts Payable and Accrued Expenses	1,604	(735)
Other Assets and Liabilities	0	(282)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	434	(152)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	4	2,539
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	133	1,221
Acquisitions of Undeveloped Acreage	(2)	(1)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(806)	(150)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(671)	757
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	(103)	(14)
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(112)	(55)
NET INCREASE (DECREASE) IN CASH	(349)	550
CASH-BEGINNING	824	409
CASH-ENDING	475	959
Rex Energy Corporation (Note Issuer)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(2,834)	(1,629)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	1,600	489
Depreciation, Depletion, Amortization and Accretion	0	258
Deferred Income Tax Expense (Benefit)	(2,390)	(961)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		0
Gain (Loss) on Sale of Assets and Equity Method Investments	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	(34,256)	(38,991)
Inventory, Prepaid Expenses and Other Assets	9	13
Accounts Payable and Accrued Expenses	5,468	(17)
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(32,403)	(40,838)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	6	468
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	0	58
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	6	526
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		20,000
Repayments of Long-Term Debt and Lines of Credit		(50,000)
Repayments of Loans and Other Notes Payable	0	0
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		(233)
Proceeds from the Exercise of Stock Options	166
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		70,583
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(502)	40,313
NET INCREASE (DECREASE) IN CASH	(32,899)	1
CASH-BEGINNING	38,924	50
CASH-ENDING	6,025	51
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(472)	267
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	0	0
Depreciation, Depletion, Amortization and Accretion	(23)	(13)
Deferred Income Tax Expense (Benefit)	0	0
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		0
Gain (Loss) on Sale of Assets and Equity Method Investments	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	748	(69)
Inventory, Prepaid Expenses and Other Assets	0	0
Accounts Payable and Accrued Expenses	0	(15)
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	253	170
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(717)	(170)
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	464	0
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(253)	(170)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	0	0
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	0
NET INCREASE (DECREASE) IN CASH	0	0
CASH-BEGINNING	0	0
CASH-ENDING	$ 0	$ 0